VARIABLE INTEREST ENTITIES (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Variable Interest Entity [Line Items]
Schedule of Net Gain / (Loss) Related to consolidated VIEs	Net gain / (loss) related to consolidated VIEs is presented in the following table:

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Net gain / (loss) on consolidated VIEs	$—	$—	$(166,113)
Net income / (loss) attributable to NCI on consolidated VIEs	$—	$—	$(97,219)

Schedule of Variable Interest Entities
The following table illustrates the Company’s maximum exposure to unconsolidated VIEs which is limited to the fair value of its investments and unfunded commitment as of period end.

	March 31, 2025			December 31, 2024
(in thousands)	Fair Value of Investment	Unfunded Commitments	Maximum Exposure	Fair Value of Investment	Unfunded Commitments	Maximum Exposure
Sponsored Investment Funds	$330,954	$54,225	$385,179	$398,386	$56,725	$455,111
Other VIE’s	144,577	12,294	156,871	143,145	12,294	155,439
Total	$475,531	$66,519	$542,050	$541,531	$69,019	$610,550
The following table illustrates the Company’s maximum exposure to unconsolidated VIEs which is limited to the fair value of its investments and unfunded commitment as of year-end.

	December 31, 2024			December 31, 2023
(in thousands)	Fair Value of Investment	Unfunded Commitments	Maximum Exposure	Fair Value of Investment	Unfunded Commitments	Maximum Exposure
Non-Consolidated Sponsored Investment Funds	$398,386	$56,725	$455,111	$187,605	$48,550	$236,155
Other VIE’s	143,145	12,294	155,439	154,642	12,464	167,106
Total	$541,531	$69,019	$610,550	$342,247	$61,014	$403,261